Consolidated Statements of Financial Position - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 151,989,905	$ 211,027,141
Other current financial assets	38,564,527	20,523,276
Other current non-financial assets	10,838,242	13,136,459
Trade and other current receivables, net	239,425,507	207,208,820
Current accounts receivable from related parties	135,105,117	109,797,820
Inventories	43,770,781	31,740,903
Current taxes receivable	52,773,274	65,164,708
TOTAL CURRENT ASSETS	672,467,353	658,599,127
NON-CURRENT ASSETS
Other non-current financial assets	2,362,570	33,391,398
Other non-current non-financial assets	12,545,299	12,853,459
Trade and other non-current receivables, net	1,156,638	1,032,923
Investments accounted for using the equity method	12,826,892	16,912,454
Intangible assets other than goodwill, net	23,910,977	18,607,973
Goodwill	24,860,356	24,860,356
Property, plant and equipment, net	2,919,097,994	2,788,204,501
TOTAL NON-CURRENT ASSETS	2,996,760,726	2,895,863,064
TOTAL ASSETS	3,669,228,079	3,554,462,191
CURRENT LIABILITIES
Other current financial liabilities	125,350,544	18,815,435
Trade and other current payables	275,331,618	309,883,528
Current accounts payable to related parties	152,932,289	122,862,944
Current provisions	5,182,867	5,296,635
Current tax liabilities	12,541,174	66,933,261
Other current non-financial liabilities	22,542,716	19,564,698
TOTAL CURRENT LIABILITIES	593,881,208	543,356,501
NON-CURRENT LIABILITIES
Other non-current financial liabilities	799,813,225	781,978,145
Other non-current payables	450,421	632,643
Non-current accounts payables to related parties		318,518
Non-current provisions, other than for employee benefits	79,493,801	63,992,567
Deferred tax liabilities	183,487,402	160,293,916
Non-current provisions for employee benefits	14,610,975	14,875,948
TOTAL NON-CURRENT LIABILITIES	1,077,855,824	1,022,091,737
TOTAL LIABILITIES	1,671,737,032	1,565,448,238
EQUITY
Issued capital	552,777,321	552,777,321
Retained earnings	1,509,995,045	1,398,018,155
Share premium	85,511,492	85,511,492
Other reserves	(177,763,273)	(74,789,241)
Equity attributable to Shareholders of the Parent Company	1,970,520,585	1,961,517,727
Non-controlling interests	26,970,462	27,496,226
TOTAL EQUITY	1,997,491,047	1,989,013,953
TOTAL LIABILITIES AND EQUITY	$ 3,669,228,079	$ 3,554,462,191